UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Vicki S. Horwitz
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2015 (Unaudited)

Shares	Value

EQUITY INTERESTS - 98.7%

AUTOMOBILES & COMPONENTS - 1.3%
Gentex Corp.	28,255	$517,066

BANKS - 4.3%
Commerce Bancshares, Inc.	3,722	$157,515
East West Bancorp, Inc.	10,125	409,657
Fulton Financial Corp.	49,985	616,815
New York Community Bancorp, Inc.	22,500	376,425
Signature Bank*	1,265	163,919
		$1,724,331

CAPITAL GOODS - 7.1%
AECOM*	12,880	$396,961
Carlisle Cos., Inc.	9,940	920,742
Esterline Technologies Corp.*	1,990	227,696
Huntington Ingalls Industries, Inc.	4,545	636,982
Orbital ATK, Inc.	4,625	354,414
Trinity Industries, Inc.	5,645	200,454
Vectrus, Inc.*	3,885	99,029
		$2,836,278

COMMERCIAL & PROFESSIONAL SERVICES - 6.2%
Deluxe Corp.	13,940	$965,763
ManpowerGroup, Inc.	4,585	394,998
RR Donnelley & Sons Co.	42,880	822,867
Towers Watson & Co. - Class A	2,260	298,738
		$2,482,366

CONSUMER DURABLES & APPAREL - 5.1%
Hanesbrands, Inc.	44,100	$1,477,791
Tupperware Brands Corp.	2,100	144,942
Vista Outdoor, Inc.*	9,250	396,085
		$2,018,818

CONSUMER SERVICES - 3.0%
Brinker International, Inc.	19,125	$1,177,335

DIVERSIFIED FINANCIALS - 2.5%
MSCI, Inc.	10,010	$613,713
Raymond James Financial, Inc.	6,750	383,265
		$996,978

ENERGY - 3.1%
HollyFrontier Corp.	16,664	$671,059
Superior Energy Services, Inc.	9,385	209,661
Western Refining, Inc.	4,820	238,060
World Fuel Services Corp.	1,910	109,787
		$1,228,567

FOOD, BEVERAGE & TOBACCO - 1.1%
Ingredion, Inc.	5,685	$442,407

HEALTH CARE EQUIPMENT & SERVICES - 8.8%
Align Technology, Inc.*	1,900	$102,192
Centene Corp.*	16,625	1,175,221
Health Net, Inc.*	11,305	683,839
MEDNAX, Inc.*	2,345	170,036
Omnicare, Inc.	2,415	186,100
Universal Health Services, Inc. - Class B	3,610	424,933
VCA, Inc.*	14,125	774,333
		$3,516,654

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
Energizer Holdings, Inc.	6,375	$880,069

INSURANCE - 5.7%
American Financial Group, Inc.	6,150	$394,523
Everest Re Group, Ltd.	1,865	324,510
HCC Insurance Holdings, Inc.	15,690	889,152
Reinsurance Group of America, Inc.	3,190	297,276
WR Berkley Corp.	6,937	350,388
		$2,255,849

MATERIALS - 4.8%
Olin Corp.	5,595	$179,264
Packaging Corp. of America	11,530	901,531
Rock-Tenn Co. - Class A	12,805	825,922
		$1,906,717

MEDIA - 1.6%
John Wiley & Sons, Inc. - Class A	3,105	$189,840
Meredith Corp.	8,190	456,756
		$646,596

PHARMACEUTICALS & BIOTECHNOLOGY - 2.8%
Akorn, Inc.*	3,515	$166,998
Charles River Laboratories International, Inc.*	3,210	254,521
United Therapeutics Corp.*	4,065	700,948
		$1,122,467

REAL ESTATE - 7.6%
American Campus Communities, Inc. REIT	4,285	$183,698
Corrections Corp. of America REIT	14,000	563,640
Duke Realty Corp. REIT	17,660	384,458
Jones Lang LaSalle, Inc.	5,065	863,076
Omega Healthcare Investors, Inc. REIT	25,565	1,037,172
		$3,032,044

RETAILING - 6.6%
Advance Auto Parts, Inc.	3,420	$511,940
Big Lots, Inc.	8,045	386,401
Foot Locker, Inc.	18,000	1,134,000
Murphy USA, Inc.*	4,440	321,323
Signet Jewelers, Ltd.	2,060	285,907
		$2,639,571

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Skyworks Solutions, Inc.	15,280	$1,501,871

SOFTWARE & SERVICES - 8.0%
Alliance Data Systems Corp.*	1,065	$315,506
Broadridge Financial Solutions, Inc.	8,250	453,833
Cadence Design Systems, Inc.*	34,585	637,747
Convergys Corp.	7,930	181,359
FactSet Research Systems, Inc.	1,260	200,592
Global Payments, Inc.	9,610	881,045
PTC, Inc.*	13,555	490,284
		$3,160,366

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
ARRIS Group, Inc.*	13,320	$384,881
Arrow Electronics, Inc.*	9,065	554,325
Avnet, Inc.	12,355	549,798
Zebra Technologies Corp.*	3,080	279,402
		$1,768,406

TRANSPORTATION - 3.7%
Alaska Air Group, Inc.	11,625	$769,342
Con-way, Inc.	2,315	102,161
JetBlue Airways Corp.*	12,355	237,834
Kirby Corp.*	4,950	371,498
		$1,480,835

UTILITIES - 4.9%
Great Plains Energy, Inc.	18,340	$489,311
ONE Gas, Inc.	12,001	518,803
UGI Corp.	28,947	943,383
		$1,951,497

TOTAL EQUITY INTERESTS - 98.7% (identified cost, $27,831,362)	$39,287,088

SHORT-TERM INVESTMENTS - 1.1%
Fidelity Government Money Market Fund, 0.01% (1)	454,106	$454,106

TOTAL SHORT-TERM INVESTMENTS - 1.1% (identified cost, $454,106)	$454,106

TOTAL INVESTMENTS — 99.8% (identified cost, $28,285,468)	$39,741,194

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	61,936

NET ASSETS — 100.0%	$39,803,130

REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,634,300
Gross Unrealized Depreciation	(178,574)
Net Unrealized Appreciation	$11,455,726

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$39,287,088	$-	$-	$39,287,088
Short-Term Investments	-	454,106	-	454,106
Total Investments	$39,287,088	$454,106	$-	$39,741,194

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2015 (Unaudited)

AFA
Shares	Value

EQUITY INTERESTS - 99.8%

BANKS - 8.9%
Bank of America Corp.	36,940	$568,507
JPMorgan Chase & Co.	12,100	733,018
		$1,301,525

CAPITAL GOODS - 10.2%
3M Co.	3,475	$573,201
General Dynamics Corp.	5,360	727,513
Rockwell Automation, Inc.	1,640	190,224
		$1,490,938

CONSUMER DURABLES & APPAREL - 0.7%
VF Corp.	1,380	$103,928

CONSUMER SERVICES - 0.8%
Chipotle Mexican Grill, Inc.*	75	$48,791
Starbucks Corp.	675	63,922
		$112,713

DIVERSIFIED FINANCIALS - 3.3%
Franklin Resources, Inc.	1,385	$71,078
T. Rowe Price Group, Inc.	5,085	411,783
		$482,861

ENERGY - 8.0%
Chevron Corp.	3,085	$323,863
Exxon Mobil Corp.	535	45,475
Halliburton Co.	5,155	226,201
Schlumberger, Ltd.	6,835	570,313
		$1,165,852

FOOD & STAPLES RETAILING - 0.2%
Walgreens Boots Alliance, Inc.	360	$30,485

FOOD, BEVERAGE & TOBACCO - 4.5%
Coca-Cola Co. (The)	8,630	$349,946
Monster Beverage Corp.*	2,280	315,541
		$665,487

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
Abbott Laboratories	7,490	$347,012
Humana, Inc.	1,025	182,470
Stryker Corp.	4,435	409,129
		$938,611

INSURANCE - 3.9%
MetLife, Inc.	11,215	$566,918

MATERIALS - 1.5%
CF Industries Holdings, Inc.	800	$226,944

PHARMACEUTICALS & BIOTECHNOLOGY - 12.1%
Amgen, Inc.	4,360	$696,946
Gilead Sciences, Inc.*	3,475	341,002
Johnson & Johnson	7,260	730,356
		$1,768,304

REAL ESTATE - 0.3%
CBRE Group, Inc. - Class A*	1,340	$51,871

RETAILING - 4.9%
TJX Cos., Inc. (The)	10,315	$722,566

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 7.1%
Intel Corp.	17,390	$543,785
Skyworks Solutions, Inc.	4,245	417,241
Texas Instruments, Inc.	1,490	85,206
		$1,046,232

SOFTWARE & SERVICES - 11.3%
Google, Inc. - Class C*	150	$82,200
MasterCard, Inc. - Class A	1,080	93,301
Microsoft Corp.	15,720	639,096
Oracle Corp.	16,980	732,687
Visa, Inc. - Class A	1,680	109,889
		$1,657,173

TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
Apple, Inc.	3,895	$484,655
QUALCOMM, Inc.	8,155	565,468
Western Digital Corp.	1,320	120,133
		$1,170,256

TELECOMMUNICATION SERVICES - 3.4%
AT&T, Inc.	15,120	$493,668

UTILITIES - 4.3%
NextEra Energy, Inc.	5,995	$623,780

TOTAL EQUITY INTERESTS - 99.8% (identified cost, $12,887,430)	$14,620,112

SHORT-TERM INVESTMENTS - 0.0%
Fidelity Government Money Market Fund, 0.01% (1)	5,171	$5,171

TOTAL SHORT-TERM INVESTMENTS - 0.0% (identified cost, $5,171)	$5,171

TOTAL INVESTMENTS — 99.8% (identified cost, $12,892,601)	$14,625,283

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	29,826

NET ASSETS — 100.0%	$14,655,109

* — Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2015.
* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,158,398
Gross Unrealized Depreciation	(425,716)
Net Unrealized Appreciation	$1,732,682

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$14,620,112	$-	$-	$14,620,112
Short-Term Investments	-	5,171	-	5,171
Total Investments	$14,620,112	$5,171	$-	$14,625,283

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2015 (Unaudited)

AFA
Shares	Value

EQUITY INTERESTS - 97.0%

AUSTRALIA - 2.7%
Australia & New Zealand Banking Group, Ltd.	7,335	$205,315
Commonwealth Bank of Australia	3,885	277,206
CSL, Ltd.	842	59,256
Seek, Ltd.	9,904	129,533
Woodside Petroleum, Ltd.	5,322	140,349
		$811,659

CANADA - 9.6%
Alimentation Couche-Tard, Inc. - Class B	18,066	$719,930
Catamaran Corp.*	6,402	381,137
CGI Group, Inc. - Class A*	10,334	438,328
Magna International, Inc.	5,672	303,238
Manulife Financial Corp.	26,199	444,959
Methanex Corp.	3,520	188,465
Toronto-Dominion Bank (The)	9,149	391,605
		$2,867,662

DENMARK - 1.8%
AP Moeller - Maersk A/S - Class B	134	$280,098
Novo Nordisk A/S - Class B	3,710	198,407
Pandora A/S	802	73,040
		$551,545

FINLAND - 0.5%
Nokia OYJ	18,222	$139,146

FRANCE - 7.8%
AXA SA	12,660	$318,914
BNP Paribas SA	9,535	579,310
Orange SA	10,864	174,610
Societe Generale SA	4,341	209,660
TOTAL SA	10,178	505,840
Vivendi SA	19,012	472,187
Zodiac Aerospace	2,125	70,362
		$2,330,883

GERMANY - 12.2%
Allianz SE	1,436	$249,615
BASF SE	8,360	830,973
Bayer AG	2,241	336,836
Bayerische Motoren Werke AG	2,217	277,274
Continental AG	900	212,942
Daimler AG	3,941	379,794
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	2,802	604,127
Siemens AG	1,239	134,000
Volkswagen AG	2,420	623,909
		$3,649,470

HONG KONG - 1.1%
CK Hutchison Holdings, Ltd.	16,000	$327,716

IRELAND - 0.6%
Ryanair Holdings PLC*	15,868	$189,339

ISRAEL - 0.6%
Check Point Software Technologies, Ltd.*	2,110	$172,957

ITALY - 2.5%
Enel SpA	19,831	$89,709
Eni SpA	11,089	192,102
Intesa Sanpaolo SpA	133,812	454,999
		$736,810

JAPAN - 24.9%
ABC-Mart, Inc.	1,800	$105,516
Asahi Kasei Corp.	64,000	613,183
Asics Corp.	4,400	119,975
Bridgestone Corp.	3,500	140,555
Central Japan Railway Co.	641	116,227
Daiwa House Industry Co., Ltd.	2,900	57,335
Daiwa Securities Group, Inc.	26,000	205,095
Fuji Heavy Industries, Ltd.	5,200	173,051
Hitachi Metals, Ltd.	4,000	61,538
Hitachi, Ltd.	21,000	144,150
Hoya Corp.	6,700	269,145
Isuzu Motors, Ltd.	11,100	147,861
ITOCHU Corp.	43,800	475,345
KDDI Corp.	36,900	837,077
Konica Minolta, Inc.	5,800	59,052
Mazda Motor Corp.	13,700	278,627
Mitsubishi Corp.	7,900	159,449
Mitsubishi Electric Corp.	8,000	95,293
Mitsubishi Heavy Industries, Ltd.	22,000	121,498
Mitsubishi UFJ Financial Group, Inc.	22,800	141,391
Mitsui & Co., Ltd.	7,400	99,469
Murata Manufacturing Co., Ltd.	1,700	234,392
NHK Spring Co., Ltd.	10,600	110,751
Nippon Paint Holdings Co., Ltd.	6,000	220,138
Nippon Telegraph & Telephone Corp.	5,600	345,409
Nissan Motor Co., Ltd.	28,500	290,882
Omron Corp.	3,600	162,702
ORIX Corp.	16,700	235,130
Sekisui Chemical Co., Ltd.	12,000	155,998
Sekisui House, Ltd.	5,300	77,141
Sumitomo Corp.	16,100	172,579
Sumitomo Rubber Industries, Ltd.	10,500	194,196
Suzuki Motor Corp.	7,100	213,873
Tokyo Gas Co., Ltd.	9,000	56,750
Toyota Motor Corp.	7,800	545,236
		$7,436,009

LUXEMBOURG - 0.4%
Subsea 7 SA*	14,391	$123,837

MARSHALL ISLANDS - 0.3%
Dynagas LNG Partners LP	3,938	$75,885

NETHERLANDS - 1.0%
Boskalis Westminster NV	6,266	$308,219

NORWAY - 0.8%
Yara International ASA	4,537	$230,816

SPAIN - 5.5%
Banco Bilbao Vizcaya Argentaria SA	20,049	$202,579
Banco Santander SA	342	2,577
Enagas SA	7,324	209,471
Gas Natural SDG SA	18,589	417,559
Iberdrola SA	62,353	401,937
Red Electrica Corp. SA	1,567	127,467
Telefonica SA	20,388	290,350
		$1,651,940

SWITZERLAND - 10.2%
Actelion, Ltd.*	5,385	$624,268
Nestle SA	12,140	917,406
Novartis AG	4,156	411,407
Swiss Re AG	9,276	898,663
Zurich Insurance Group AG (Inhaberktie)	577	195,620
		$3,047,364

UNITED KINGDOM - 14.5%
Aberdeen Asset Management PLC	22,583	$154,078
AstraZeneca PLC	6,546	449,582
Aviva PLC	32,561	261,019
BP PLC	39,878	258,522
British American Tobacco PLC	3,398	175,972
GlaxoSmithKline PLC	25,261	579,750
IMI PLC	5,935	112,334
Legal & General Group PLC	204,849	847,218
Petrofac, Ltd.	6,408	90,656
Rio Tinto PLC	9,717	399,858
Royal Dutch Shell PLC - Class B	5,547	172,843
Shire PLC	3,810	303,442
Vodafone Group PLC	48,305	158,082
WPP PLC	15,922	361,871
		$4,325,227

TOTAL EQUITY INTERESTS - 97.0% (identified cost, $22,883,578)	$28,976,484

SHORT-TERM INVESTMENTS - 2.2%
Fidelity Government Money Market Fund, 0.01% (1)	660,842	$660,842

TOTAL SHORT-TERM INVESTMENTS - 2.2% (identified cost, $660,842)	$660,842

RIGHTS - 0.0%
Telefonica SA*	20,388	$3,285

TOTAL RIGHTS - 0.0% (identified cost, $0)	$3,285

TOTAL INVESTMENTS — 99.2% (identified cost, $23,544,420)	$29,640,611

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.8%	253,548

NET ASSETS — 100.0%	$29,894,159

LP — Limited Partnership
PLC — Public Limited Company
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,849,314
Gross Unrealized Depreciation	(753,123)
Net Unrealized Appreciation	$6,096,191

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$28,976,484	$-	$-	$28,976,484
Rights	3,285			3,285
Short-Term Investments	-	660,842	-	660,842
Total Investments	$28,979,769	$660,842	$-	$29,640,611

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund)

By:          /s/ Peter M. Donovan
        Peter M. Donovan
President; Principal Executive Officer

Date:       May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Peter M. Donovan
     Peter M. Donovan
  President; Principal Executive Officer

Date:   May 8, 2015

By:    /s/ Michael J. McKeen
       Peter M. Donovan
  President; Principal Executive Officer

Date:   May 8, 2015